As filed with the Securities and Exchange Commission on October 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave. Floor 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2011 (Unaudited)

Shares	COMMON STOCKS - 63.5%	Value
	Computer & Internet Software - 12.8%
6,550	Google Inc. - Class A 1	$3,543,288
203,500	Microsoft Corp.	5,413,100
		8,956,388
	Computers & Peripheral Equipment - 7.9%
185,300	Hewlett-Packard Co.	4,823,359
52,000	Systemax Inc. 1	702,000
		5,525,359
	Conglomerates - 4.7%
44,900	Berkshire Hathaway Inc. - Class B 1	3,277,700
	Consumer Products - 9.7%
253,900	Spectrum Brands Holdings Inc. 1	6,799,442
	Financial Services - 2.5%
100,100	Federated Investors Inc. - Class B	1,772,771
	Gas Utilities - 1.2%
20,000	Southern Union Co.	837,600
	Industrial Products - 3.8%
56,200	Mueller Industries Inc.	2,649,268
	Loan Servicing - 4.2%
120,100	Walter Investment Management Corp.	2,984,485
	Marine Services & Equipment - 0.4%
3,200	SEACOR Holdings Inc.	283,968
	Metals & Mining - 2.1%
28,500	Barrick Gold Corp.	1,446,375
	Property/Casualty Insurance - 2.8%
5,005	White Mountains Insurance Group	2,002,000
	Residential & Commercial Flooring - 1.8%
26,000	Mohawk Industries Inc. 1	1,288,300
	Retailing - 2.8%
33,900	Sears Holdings Corp. 1	2,030,271
	Securities & Investment Banking - 2.6%
111,000	Jefferies Group, Inc.	1,821,510
	Telecommunications - 1.6%
300,500	Sprint Nextel Corp. 1	1,129,880
	Waste Treatment & Disposal - 2.6%
61,300	Republic Services Inc.	1,861,068
	TOTAL COMMON STOCKS (Cost $43,966,889)	44,666,385

Principal	CORPORATE BONDS - 1.9%
	Beverage Manufacturing - 0.4%
$100,000	Coca-Cola Enterprises Inc. 3.750% due 3/1/12	101,561
200,000	PepsiAmericas Inc. 5.750% due 7/31/12	209,698
		311,259
	Consumer Products - 0.3%
200,000	Procter & Gamble Co. 1.375% due 8/1/12	201,615
	Telecommunications - 1.2%
500,000	Nextel Communications Inc. 6.875% due 10/31/13	499,375
300,000	Qwest Corp. 8.875% due 3/15/12	310,875

			810,250
		TOTAL CORPORATE BONDS (Cost $1,328,643)	1,323,124

		BANK LOANS - 2.8%
		Loan Servicing - 2.8%
2,000,000		Walter Investment Management 2nd Lien 6/11, 12.500% due 12/31/16	1,955,000
		TOTAL BANK LOANS (Cost $1,961,111)	1,955,000

Principal		U.S. GOVERNMENT SECURITIES - 3.4%
		U.S. Treasury Bills - 1.1%
$500,000		0.000% due 11/25/11	499,973
300,000		0.000% due 5/3/12	299,889
			799,862
		U.S. Treasury Notes - 2.3%
500,000		0.500% due 11/30/12	502,246
550,000		0.750% due 3/31/13	555,008
550,000		0.500% due 5/31/13	553,073
			1,610,327
		TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,404,092)	2,410,189

		MISCELLANEOUS SECURITIES - 1.0% 2
		TOTAL MISCELLANEOUS SECURITIES (Cost $799,760)	691,750

		Total Investments (Cost $50,460,495) - 72.6%	51,046,448
		Cash and Other Assets in Excess of Liabilities - 27.4%	19,222,000
		TOTAL NET ASSETS - 100.0%	$70,268,448

	1	Non-income producing security.
	2	Represents previously undisclosed securities which the Fund has held for less than one year.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows+:

Cost of investments			$50,460,495
Gross unrealized appreciation			2,375,700
Gross unrealized depreciation			(1,789,747)
Net unrealized appreciation			$585,953

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments since the Fund has not yet had a fiscal year end.

Summary of Fair Value Disclosure at August 31, 2011 (Unaudited)

The GoodHaven Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●  Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●  Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
●  Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2011.

	Level 1	Level 2	Level 3	Total
Common Stocks	$44,666,385	$---	$---	$44,666,385

Corporate Bonds	$---	$1,323,124	$---	$1,323,124

Bank Loans	$---	$1,955,000	$---	$1,955,000

U.S. Government Securities	$---	$2,410,189	$---	$2,410,189

Miscellaneous Securities	$---	$691,750	$---	$691,750

Total Investments in Securities	$44,666,385	$6,380,063	$---	$51,046,448

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                               Eric W. Falkeis, President

Date  October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                              Eric W. Falkeis, President

Date  October 24, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                               Patrick J. Rudnick, Treasurer

Date  October 24, 2011

* Print the name and title of each signing officer under his or her signature.

GoodHaven Fund 8.31.11 N-Q